Stock-based compensation - Additional information (Details)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2022 shares	Jul. 16, 2022 USD ($) shares	May 15, 2022 USD ($) shares	May 01, 2022	Jan. 01, 2022 USD ($) shares	May 01, 2021 $ / shares	Dec. 22, 2020 USD ($) shares	Aug. 22, 2020 USD ($)	May 01, 2020 USD ($) shares	Aug. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) employee director shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 shares
Stock-based compensation
Number of units granted | shares										1,051,167						1,377,999
Number of units forfeited | shares															1,377,999
Compensation cost | $										$ 5,500,000
Stock options outstanding | shares															0
Stock-based compensation expense | $											$ 1,047,153	$ 272,124	$ 1,377,165	$ 1,110,874
Member of its board of directors
Stock-based compensation
Number of board members terminated | director													2
Employees, officers and directors
Stock-based compensation
Number of employees terminated | employee													2
Restricted stock units
Stock-based compensation
Number of units granted | shares	1,051,167												1,885,500
Fair value of units granted | $								$ 3,700,000
Vesting percentage	33.34%			33.34%
Vesting period	3 months			3 months
Number of units forfeited | shares													291,500
Number of stock options exchanged for units | shares							896,583
Stock-based compensation expense | $											927,324	0	$ 927,325	0	$ 1,300,000	$ 2,300,000
Unamortized stock-based compensation expense | $											7,400,000		$ 7,400,000		$ 700,000
Unamortized stock-based compensation period recognition													1 year 3 months 18 days
Restricted stock units | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%			8.3325%
Restricted stock units | Member of its board of directors
Stock-based compensation
Number of units granted | shares			35,333
Fair value of units granted | $			$ 200,000						$ 4,300,000
Vesting percentage			33.34%
Vesting period			2 years						3 years
Restricted stock units | Member of its board of directors | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Member of its board of directors | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage	8.3325%
Restricted stock units | Employees, officers and directors
Stock-based compensation
Number of units granted | shares					1,342,667		896,583		787,499	492,500
Fair value of units granted | $					$ 14,600,000		$ 6,300,000			$ 2,600,000
Vesting percentage				33.34%		33.34%	33.34%			0.33%
Vesting period				3 months						2 years
Number of stock options exchanged for units | shares							787,499
Exercise price | $ / shares						$ 8.98
Restricted stock units | Employees, officers and directors | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage				8.3325%		8.3325%				8.3325%
Restricted stock units | Chief Financial Officer [Member]
Stock-based compensation
Number of units granted | shares		15,000
Fair value of units granted | $		$ 100,000
Cancelled stock options
Stock-based compensation
Stock options outstanding | shares															0		0
Canceled stock options and the related stock compensation | $								$ 4,300,000			4,300,000		$ 4,300,000		$ 4,300,000
Stock-based compensation expense | $											119,829	$ 272,124	449,840	$ 1,110,874
Unamortized stock-based compensation expense | $											$ 300,000		$ 300,000